Summary of estimated future cash flow (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 3,476,004	$ 3,685,310
Loans and financing [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,244,541	2,648,661
Lease liabilities [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	21,084	25,689
Derivatives [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	22,925	26,874
Trade payables [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	411,818	370,122
Confirming payable [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	232,860	145,295
Salaries and payroll charges [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	76,031	56,107
Dividends payable [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	11,441	4,557
Related parties [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	392	561
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	424,803	377,900
Service concession arrangements [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	30,109	29,544
Not later than one year [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	920,056	847,068
Not later than one year [member] | Loans and financing [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	114,240	214,614
Not later than one year [member] | Lease liabilities [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	17,340	15,999
Not later than one year [member] | Derivatives [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	22,684	5,390
Not later than one year [member] | Trade payables [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	411,818	370,122
Not later than one year [member] | Confirming payable [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	232,860	145,295
Not later than one year [member] | Salaries and payroll charges [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	76,031	56,107
Not later than one year [member] | Dividends payable [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	11,441	4,557
Not later than one year [member] | Related parties [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	321
Not later than one year [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	31,953	33,714
Not later than one year [member] | Service concession arrangements [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,368	1,270
Later than one year and not later than three years [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	515,737	551,325
Later than one year and not later than three years [member] | Loans and financing [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	443,780	484,579
Later than one year and not later than three years [member] | Lease liabilities [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,744	9,690
Later than one year and not later than three years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	146	51
Later than one year and not later than three years [member] | Related parties [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	71	561
Later than one year and not later than three years [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	64,752	53,501
Later than one year and not later than three years [member] | Service concession arrangements [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,244	2,943
Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	335,975	556,164
Later than three years and not later than five years [member] | Loans and financing [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	247,226	459,215
Later than three years and not later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	71	21,374
Later than three years and not later than five years [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	85,021	70,444
Later than three years and not later than five years [member] | Service concession arrangements [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,657	5,131
Later than five years [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,704,235	1,730,753
Later than five years [member] | Loans and financing [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,439,295	1,490,253
Later than five years [member] | Derivatives [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	24	59
Later than five years [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	243,076	220,241
Later than five years [member] | Service concession arrangements [member]
Disclosure of financial assets [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 21,840	$ 20,200